Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information Activities [Abstract]
Income and mining taxes, net of refunds	$ 361	$ 1,261	$ 1,526
Pension plan and other benefits and contributions	57	50	29
Interest, net of amounts capitalized	247	177	179
Supplemental Cash Flow Information (Textuals) [Abstract]
Non-cash increase to Investments		$ 129	$ 12